Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
22.	INCOME TAXES

Cayman Island

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Samoa

Under the current laws of Samoa, GreenTree Samoa is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Samoa withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to their shareholders.

Mainland China

On March 16, 2007, the PRC government promulgated the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a statutory tax rate of 25%. Enterprises qualified as “High New Technology Enterprises (“HNTEs”) enjoy a preferential income tax rate of 15%. Dividends, interest, rent or royalties and proceeds from any such assets located in the PRC (after deducting the net value of such assets) shall be subject to a 10% withholding tax.

Shanghai Evergreen and Shanghai Sipei are recognized as qualified HNTEs for the periods from 2023 to 2025 and enjoy a preferential tax rate of 15%.

(Loss) Income before income taxes and share of losses in equity method investments consists of:

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Mainland China	(301,862,814)	351,791,690	176,652,452	24,201,287
Others	(202,301,240)	28,580,168	20,554,343	2,815,935
Total	(504,164,054)	380,371,858	197,206,795	27,017,222

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2022	2024	2024	2024
	RMB	RMB	RMB	USD
Current tax	86,534,248	120,875,594	107,567,291	14,736,659
Deferred tax	(130,607,150)	(2,423,339)	(18,840,322)	(2,581,114)
Total	(44,072,902)	118,452,255	88,726,969	12,155,545

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2022	2023	2024
PRC statutory tax rate	25%	25%	25%
Withholding tax	9%	3%	7%
Effect of international rate differences	(9)%	(2)%	(2)%
Effect of preferential tax rate	0%	(1)%	(8)%
Uncertain tax positions	(3)%	(3)%	1%
Valuation allowances	(11)%	8%	8%
Deferred tax	1%	(1)%	2%
Provision to return	1%	0%	1%
Non-deductible expenses	(4)%	2%	11%
Effective tax rate	9%	31%	45%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2022, 2023 and 2024 are as follows:

	As of December 31
	2023	2024	2024
	RMB	RMB	USD
Deferred tax assets:
Tax losses carryforward	156,003,878	125,063,028	17,133,565
Allowance for accounts receivables and other current assets	10,241,904	10,863,499	1,488,293
Allowance for non-current other assets	48,076,465	48,076,465	6,586,449
Allowance for loans receivable	79,222,712	85,588,610	11,725,591
Impairment of long-lived assets	17,466,327	13,073,472	1,791,059
Lease liabilities	417,112,367	362,136,225	49,612,459
Deferred revenue	83,228,802	75,722,666	10,373,963
Accrued liabilities	19,373,529	19,542,973	2,677,376
Unrealized losses from equity securities	1,342,225	1,638,899	224,528
Investment in subsidiaries	—	2,775,000	380,173
Valuation allowance	(192,143,009)	(165,327,438)	(22,649,766)
Total deferred tax assets	639,925,200	579,153,399	79,343,690
Deferred tax liabilities:
Property, plant and equipment	(2,479,000)	(2,219,319)	(304,045)
Right-of-use assets	(381,932,879)	(327,572,728)	(44,877,280)
Intangible assets arising from acquisition	(75,820,498)	(47,872,112)	(6,558,452)
Unrealized gains from equity securities	(1,939,227)	(1,805,008)	(247,285)
Investment in subsidiaries	(30,504,731)	(33,595,045)	(4,602,503)
Total deferred tax liabilities	(492,676,335)	(413,064,212)	(56,589,565)

As of December 31, 2024, the Group had tax losses carryforwards of RMB502,614,634 (USD68,857,923), mainly deriving from the entities in the PRC. The tax losses in the PRC can be carried forward for five years to offset future taxable profit and which will expire between 2025 and 2029 if not utilized.

For the year ended December 31, 2024, the Group paid withholding tax of RMB11,349,180 (USD1,554,831) for the remittance of earnings from subsidiaries in the PRC to offshore entities. As of December 31, 2024, the Group has accrued RMB33,595,045 (USD4,602,503) deferred tax liabilities related to undistributed earnings from PRC subsidiaries. As of December 31, 2024, the taxable temporary differences for unrecognized deferred tax liabilities related to investments in foreign subsidiaries were RMB906,737,961 (USD124,222,591). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Below is a tabular roll-forward of the Group’s unrecognized tax benefits.

Unrecognized tax benefits —December 31, 2022	257,300,164
Increases — tax positions in the current period	61,493,198
Decreases — tax positions in prior period	(40,097,137)
Unrecognized tax benefits — December 31, 2023	278,696,225
Unrecognized tax benefits — January 1, 2024	278,696,225
Increases — tax positions in the current period	69,991,983
Decreases — tax positions in prior period	(32,266,665)
Unrecognized tax benefits — December 31, 2024	316,421,543

It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.RMB316,421,543 (USD43,349,574) of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate.

The Group’s subsidiaries in mainland China are subject to examination by the tax authorities for tax years 2019 through 2024 on non-transfer pricing matters and from 2014 through 2024 on transfer pricing matters.